Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details)			3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 29, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)	Mar. 31, 2022 USD ($)	Oct. 06, 2021 USD ($)
Accounting Policies [Line Items]
Fair value of earnout liability	$ 26,095,000		$ 9,321,000	$ 9,321,000			$ 20,881,000
Reduction in fair value of earnout liability			11,560,000	16,774,000
Fair value liabilities level 1 to level 2 transfers amount		$ 0	0	0	$ 0
Fair value liabilities level 2 to level 1 transfers amount		0	0	0	0
Fair value liabilities transfer into level 3				0	0
Fair value liabilities transfer out of level 3				0	$ 0
Share based compensation arrangement by share based payment award, Award vesting period					4 years
Starry, Inc [Member]
Accounting Policies [Line Items]
Number of Operating Segments | Segment					1
Cash, FDIC Insured amount		250,000,000			$ 250,000,000	$ 250,000,000
Accounts receivable, Allowance for credit loss, Current		147,000			147,000	117,000
Accounts receivable, Credit loss expense reversal					154,000
Accounts receivable, Allowance for credit loss, Writeoff					124,000	0
Deferred offering costs		5,225,000			5,225,000	0
Deferred charge assets		$ 1,824,000			1,824,000
Impairment of long lived assets to be disposed of					0	0
License agreement, Term		10 years
Asset retirement obligation, Liabilities settled					0	0
Unrecognized tax benefits		$ 0			$ 0	0
Repurchase right, Exercise terms					This repurchase right may be exercised by the Company within the later of six months following the date of termination of employment in the case of an employee, or termination of service relationship in the case of non-employee, or seven months after the acquisition of such Purchased Shares upon exercise of the underlying options.
Share based compensation arrangement by share based payment award, Award vesting period					4 years
Year of expiry of leases					2026
Starry, Inc [Member] | Selling, General and Administrative Expenses
Accounting Policies [Line Items]
Advertising expense					$ 2,977,000	$ 1,344,000
Starry, Inc [Member] | Maximum [Member]
Accounting Policies [Line Items]
Income tax examination, Percentage likely to be sustained					50.00%
Starry, Inc [Member] | Minimum [Member]
Accounting Policies [Line Items]
Income tax examination, Percentage likely to be sustained					50.00%
Starry, Inc [Member] | Warrant [Member]
Accounting Policies [Line Items]
Fair value of warrant liability		14,773,000			$ 14,773,000			$ 14,773,000
Starry Warrants
Accounting Policies [Line Items]
Fair value adjustment of warrants				2,224,000
Fair value of warrant liability	12,549,000	14,773,000			14,773,000
Reclassification of warrant liability to APIC	$ 12,549,000
Other Liabilities - Junior Debt Exchange
Accounting Policies [Line Items]
Fair value of debt exchange notes		0	5,616,000	5,616,000	0		$ 1,986,000
Other Liabilities - Junior Debt Exchange | Other Income (Expense), Net
Accounting Policies [Line Items]
Increase in fair value of debt exchange notes			3,630,000	5,616,000
Other Liabilities - Junior Debt Exchange | Other Liabilities [Member]
Accounting Policies [Line Items]
Fair value of debt exchange notes			$ 1,986,000	$ 1,986,000
Delayed Draw Tranche C [Member] | Starry, Inc [Member]
Accounting Policies [Line Items]
Deferred cost for warrants		$ 1,695,000			$ 1,695,000